ROPES & GRAY LLP 191 NORTH WACKER DRIVE 32nd FLOOR CHICAGO, ILLINOIS 60606-4302 WWW.ROPESGRAY.COM

February 16, 2021

Elizabeth Madsen
(312) 845-1381
elizabeth.madsen@ropesgray.com

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-1090

Re:  Westchester Capital Funds (Registration Nos. 333-187583 and 811-22818)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Westchester Capital Funds (the “Trust”) is Post-Effective Amendment No. 20 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 23 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”).

The Amendment is being submitted in connection with the annual update for WCM Alternatives: Event Driven Fund and WCM Alternatives: Credit Event Fund (together, the “Funds”), both series of the Trust.  The Trust is filing the Amendment to (i) provide information regarding the upcoming change of control of the Funds’ investment adviser and (ii) update certain other information.  It is intended that this Amendment become effective 60 days after filing pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

The Trust expects to file an amendment pursuant to Rule 485(b) under the 1933 Act on or prior to the effective date of this Amendment in order to include updated financial information.

No fees are required in connection with this filing.  Please direct any questions concerning this filing to me at (312) 845-1381.

Sincerely,

/s/ Elizabeth Madsen
Elizabeth Madsen

cc:	Jeremy C. Smith, Ropes & Gray LLP
Bruce C. Rubin, Westchester Capital Management, LLC
CaSaundra Wu, Westchester Capital Management, LLC